Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial liabilities [line items]
Accrued interest		$ 3,612	$ 1,454
Lease liabilities	[1]	3,323	3,413
Accounts payable and accrued expenses		6,995	6,508
Current tax liabilities		464	1,344
Deferred tax liabilities		1,100	1,149
Gold and silver certificates and bullion		372	417
Margin and collateral accounts		9,029	7,313
Segregated fund liabilities		1,795	2,197
Payables to brokers, dealers and clients		1,957	958
Provisions		287	296
Allowance for credit losses on off-balance sheet exposures		108	65
Pension liabilities		549	661
Other liabilities of subsidiaries and structured entities		25,010	25,221
Other		8,098	7,803
Total		$ 62,699	$ 58,799

[1]	Represents discounted value of lease liabilities.